Stockholders' Equity - Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Granted (in shares)	1,316,093
2009 Plan
Number of shares
Options outstanding, beginning balance (in shares)	1,532,356	1,671,076	1,307,080
Granted (in shares)		279,306	550,049
Exercised (in shares)		(222,627)	(82,879)
Forfeiture (in shares)		(195,399)	(103,174)
Options outstanding, ending balance (in shares)	1,506,620	1,532,356	1,671,076	1,307,080
Weighted average exercise price
Options outstanding, beginning balance (in dollars per share)	$ 2.78	$ 1.62	$ 1.22
Granted (in dollars per share)		10.30	2.43
Exercised (in dollars per share)		0.94	0.81
Forfeiture (in dollars per share)		5.46	1.22
Options outstanding, ending balance (in dollars per share)		$ 2.78	$ 1.62	$ 1.22
Weighted average remaining contractual life
Weighted average remaining contractual life		7 years 6 months	8 years 2 months 12 days	8 years 4 months 24 days
2023 Plan
Number of shares
Options outstanding, beginning balance (in shares)	2,069,705	0	0
Granted (in shares)		2,100,307	0
Exercised (in shares)		0	0
Forfeiture (in shares)		(30,602)	0
Options outstanding, ending balance (in shares)		2,069,705	0	0
Weighted average exercise price
Options outstanding, beginning balance (in dollars per share)	$ 7.36	$ 0	$ 0
Granted (in dollars per share)		7.32	0
Exercised (in dollars per share)		0	0
Forfeiture (in dollars per share)		4.79	0
Options outstanding, ending balance (in dollars per share)		$ 7.36	$ 0	$ 0
Weighted average remaining contractual life
Weighted average remaining contractual life		9 years 8 months 12 days